Cover		9 Months Ended
	Nov. 09, 2022	Sep. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-53737
Entity Registrant Name	SUIC Worldwide Holdings Ltd.
Entity Central Index Key	0001394108
Entity Tax Identification Number	47-2148252
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	136-20 38th Ave.
Entity Address, Address Line Two	Unit 3G
Entity Address, City or Town	Flushing
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11354
City Area Code		929
Local Phone Number		391-2550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Sino United Worldwide Consolidated Ltd.